Schedule of Investments
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.33%
Australia–1.14%
Rio Tinto plc	159,201	$8,269,223
Brazil–1.31%
Pagseguro Digital Ltd., Class A(a)	205,020	9,494,476
China–0.78%
Baidu, Inc., ADR(a)	54,938	5,645,429
Denmark–1.38%
AP Moller - Maersk A/S, Class B	5,259	5,962,559
Novo Nordisk A/S, Class B	77,665	4,010,234
		9,972,793
France–0.75%
Airbus S.E.	41,642	5,410,215
Germany–5.50%
Infineon Technologies AG	271,547	4,881,335
KION Group AG	140,399	7,375,276
SAP S.E.	82,372	9,684,018
Siemens AG	167,245	17,922,567
		39,863,196
Hong Kong–2.32%
AIA Group Ltd.	1,792,400	16,818,375
India–1.65%
Housing Development Finance Corp. Ltd.	238,032	6,645,516
InterGlobe Aviation Ltd.(b)	198,176	5,286,169
		11,931,685
Ireland–0.54%
Ryanair Holdings PLC, ADR(a)	59,208	3,930,227
Italy–4.45%
Banca Mediolanum S.p.A.	418,113	3,142,992
Enel S.p.A.	2,429,251	18,151,087
Prysmian S.p.A.	510,869	10,980,239
		32,274,318
Japan–11.55%
Asahi Group Holdings, Ltd.	368,300	18,234,169
FANUC Corp.	21,800	4,135,454
Hitachi, Ltd.	440,600	16,500,113
KDDI Corp.	462,800	12,097,651
Nissan Chemical Corp.	131,500	5,497,491
Shimano, Inc.	69,900	10,572,841
SoftBank Group Corp.	423,400	16,629,935
		83,667,654
Shares		Value
Luxembourg–0.50%
ArcelorMittal	255,668	$3,603,882
Netherlands–2.57%
Heineken N.V.	95,873	10,367,198
ING Groep N.V.	788,434	8,264,864
		18,632,062
Singapore–1.40%
DBS Group Holdings Ltd.	563,300	10,152,656
South Korea–0.62%
Samsung Electronics Co., Ltd.	109,385	4,462,900
Sweden–1.32%
Svenska Handelsbanken AB, Class A	1,024,368	9,604,531
Taiwan–1.06%
Taiwan Semiconductor Manufacturing Co., Ltd.	870,000	7,664,209
United Kingdom–9.86%
Imperial Brands PLC	608,363	13,666,247
Nomad Foods Ltd.(a)	737,575	15,120,287
Reckitt Benckiser Group PLC	123,584	9,638,179
Royal Dutch Shell PLC, Class A, ADR	347,449	20,447,374
St James’s Place PLC	1,042,465	12,550,316
		71,422,403
United States–51.63%
Activision Blizzard, Inc.	114,842	6,077,439
Alphabet, Inc., Class C(a)	19,935	24,300,765
American Express Co.	172,943	20,455,698
Aptiv PLC	115,871	10,129,443
Biogen, Inc.(a)	33,387	7,773,161
BioMarin Pharmaceutical, Inc.(a)	87,907	5,924,932
Booking Holdings, Inc.(a)	4,777	9,375,388
Carnival Corp.	273,112	11,937,725
Chevron Corp.	184,961	21,936,375
Comcast Corp., Class A	326,194	14,704,825
Concho Resources, Inc.	15,481	1,051,160
Delta Air Lines, Inc.	176,459	10,164,038
EPAM Systems, Inc.(a)	68,248	12,442,975
Facebook, Inc., Class A(a)	53,375	9,505,020
FedEx Corp.	47,277	6,882,113
First Republic Bank	155,453	15,032,305
Globus Medical, Inc., Class A(a)	216,088	11,046,418
HCA Healthcare, Inc.	59,073	7,113,571
James Hardie Industries PLC, CDI	538,059	9,036,312
Marsh & McLennan Cos., Inc.	99,172	9,922,159
Mastercard, Inc., Class A	30,650	8,323,620
Moody’s Corp.	33,695	6,901,747

See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Shares		Value
United States–(continued)
NIKE, Inc., Class B	108,088	$10,151,625
Norfolk Southern Corp.	30,384	5,458,789
Northrop Grumman Corp.	14,430	5,408,220
PepsiCo, Inc.	116,299	15,944,593
Progressive Corp. (The)	105,114	8,120,056
salesforce.com, inc.(a)	96,320	14,297,741
Samsonite International S.A.(b)	3,348,000	7,134,985
Texas Instruments, Inc.	64,665	8,357,305
U.S. Bancorp	197,090	10,906,961
United Technologies Corp.	88,434	12,073,010
Verizon Communications, Inc.	256,319	15,471,415
Wynn Resorts, Ltd.	116,124	12,625,001
Shares		Value
United States–(continued)
Zimmer Biomet Holdings, Inc.	58,991	$8,097,695
		374,084,585
Total Common Stocks & Other Equity Interests (Cost $641,111,662)		726,904,819
Options Purchased – 0.00%
(Cost $401,109)(c)		5,123
TOTAL INVESTMENTS IN SECURITIES—100.33% (Cost $641,512,771)		726,909,942
OTHER ASSETS LESS LIABILITIES–(0.33)%		(2,417,291)
NET ASSETS–100.00%		$724,492,651
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $12,421,154, which represented 1.71% of the Fund’s Net Assets.
(c)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Put	09/30/2019	150	$2,825.00		$42,375,000	$4,875
S&P 500 Index	Put	09/30/2019	33	2,675.00		8,827,500	248
Total Index Options Purchased			183				$5,123

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/15/2019	Barclays Bank PLC	JPY	2,400,000,000	USD	22,661,312	$401,234

Abbreviations:
JPY	– Japanese Yen
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$8,269,223	$—	$8,269,223
Brazil	9,494,476	—	—	9,494,476
China	5,645,429	—	—	5,645,429
Denmark	—	9,972,793	—	9,972,793
France	—	5,410,215	—	5,410,215
Germany	—	39,863,196	—	39,863,196
Hong Kong	—	16,818,375	—	16,818,375
India	—	11,931,685	—	11,931,685
Ireland	3,930,227	—	—	3,930,227
Italy	—	32,274,318	—	32,274,318
Japan	—	83,667,654	—	83,667,654
Luxembourg	—	3,603,882	—	3,603,882
Netherlands	—	18,632,062	—	18,632,062
Singapore	—	10,152,656	—	10,152,656
South Korea	—	4,462,900	—	4,462,900
Sweden	—	9,604,531	—	9,604,531
Taiwan	—	7,664,209	—	7,664,209
United Kingdom	35,567,661	35,854,742	—	71,422,403
United States	357,913,288	16,171,297	—	374,084,585
Options Purchased	5,123	—	—	5,123
Total Investments in Securities	412,556,204	314,353,738	—	726,909,942
Other Investments - Assets*
Forward Foreign Currency Contracts	—	401,234	—	401,234
Total Investments	$412,556,204	$314,754,972	$—	$727,311,176

*	Unrealized appreciation.
Invesco Global Core Equity Fund